Subsequent Events - Additional Information (Detail) - USD ($)					12 Months Ended
	Apr. 20, 2018	Apr. 10, 2018	Mar. 01, 2018	Feb. 26, 2018	Dec. 31, 2017	Mar. 23, 2018	Feb. 22, 2018	Feb. 13, 2018	Dec. 31, 2016
Subsequent Event [Line Items]
Debt aggregate principal amount					$ 582,325,000				$ 404,138,000
Original debt issue discount					$ 5,623,000				$ 2,761,000
Senior Secured Term Loan [Member]
Subsequent Event [Line Items]
Debt payment term					The principal installments in the amount of $1,675,000 are due on the last business day of each quarter commencing September 30, 2018, with the remaining outstanding principal amount to be paid on its maturity date of April 10, 2025.
Debt agreement requirement					The Term Loan Agreement requires the Company to prepay outstanding Term Loans, subject to certain exceptions, in amounts equal to the following: commencing with the year ending December 31, 2018, 50% of “excess cash flow” (which percentage steps down to 25% and 0% when we obtain certain consolidated total net leverage ratios), provided that any mandatory “excess cash flow” prepayment shall be at least $10 million; 100% of the net cash proceeds of all non-ordinary course asset sales or other dispositions of property (which percentage steps down to 50% when we obtain a certain consolidated total net leverage ratio); and 100% of the net cash proceeds of any incurrence of debt, other than debt permitted to be incurred or issued under the Term Loan Agreement.
Senior secured revolving loan facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 150,000,000
Line of credit facility, borrowing capacity					150,000,000
Debt aggregate principal amount					$ 20,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants outstanding	1,354,810						8,936,250
Warrant exercise price							$ 11.50
Subsequent Event [Member] | Forum [Member]
Subsequent Event [Line Items]
Ownership interest							54.70%
Subsequent Event [Member] | Clearlake [Member]
Subsequent Event [Line Items]
Ownership interest							8.80%
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Warrants outstanding	1,091,060						8,624,999
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrants outstanding	263,750						311,250
Subsequent Event [Member] | Tender Offers [Member]
Subsequent Event [Line Items]
Warrant exercise price	$ 1.20			$ 0.95		$ 1.20
Number of warrants offered to purchase for cash				8,936,250
Number of warrants purchased for cash through tender offer	7,581,439
Aggregate purchase price of warrant	$ 9,098,000
Subsequent Event [Member] | Senior Secured Term Loan [Member]
Subsequent Event [Line Items]
Debt aggregate principal amount		$ 670,000,000
Debt financing transaction costs		5,255,000
Original debt issue discount		3,700,000
Debt principal installments		$ 1,675,000
Debt maturity date		Apr. 10, 2025
Debt instrument prepayment percentage		1.00%
Subsequent Event [Member] | Base Rate [Member] | Senior Secured Term Loan [Member]
Subsequent Event [Line Items]
Debt interest rate		2.75%
Subsequent Event [Member] | Eurodollar [Member] | Senior Secured Term Loan [Member]
Subsequent Event [Line Items]
Debt interest rate		3.75%
Subsequent Event [Member] | Arrow Systems Integration, Inc. ('ASI') [Member]
Subsequent Event [Line Items]
Business acquisition, cash consideration			$ 30,655,000
Subsequent Event [Member] | Senior secured revolving loan facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200,000,000						$ 200,000,000
Line of credit facility, borrowing capacity		200,000,000						200,000,000
Financing transaction costs								$ 175,000
Repayment of credit facilities		90,000,000
Line of Credit Facility, Outstanding Amount		$ 0
Line of credit facility, maturity date		Jun. 20, 2022